March 25, 2014

Supplement

SUPPLEMENT DATED MARCH 25, 2014 TO THE PROSPECTUS OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 28, 2014

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

The Fund is managed by members of the Taxable Fixed Income team. Information about the current members jointly and primarily responsible for the day-to-day management of the Fund's portfolio is shown below:

Name	Title with Adviser	Date Began Managing Fund
Michael Kushma	Managing Director	March 2014
Neil Stone	Managing Director	March 2014

The second, third and fourth paragraphs under the section of the Prospectus entitled "Fund Details—Fund Management" are hereby deleted and replaced with the following:

The Fund is managed by members of the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Michael Kushma and Neil Stone.

Mr. Kushma is Chief Investment Officer of Global Fixed Income for the Adviser. He joined Morgan Stanley in 1987 and the Adviser in 1994. He has 26 years of investment experience. From 1987 to 1994, he was a global fixed income strategist for Morgan Stanley's Fixed Income Division. Prior to joining Morgan Stanley, he was a senior lecturer of economics at Columbia University. Michael received an A.B. in economics from Princeton University, an M.Sc. in economics from the London School of Economics and an M.Phil. in economics from Columbia University.

Mr. Stone is a member of the Adviser's Fixed Income team. He joined Morgan Stanley in 1995 and the Adviser in 1996. He has 29 years of investment experience. Prior to joining the Adviser, he served as a vice president in mortgage research at Morgan Stanley. Prior to joining Morgan Stanley, Neil was a director of fixed income research at Credit Suisse First Boston. He received a B.S. in accounting and decision sciences and an M.B.A. in social systems sciences from the Wharton School of the University of Pennsylvania.

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

FDLSPT-0314

March 25, 2014

Supplement

SUPPLEMENT DATED MARCH 25, 2014 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY MORTGAGE SECURITIES TRUST
Dated February 28, 2014

The first and second paragraphs under the section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—G. Fund Management—Other Accounts Managed by the Portfolio Manager" is hereby deleted and replaced with the following:

Other Accounts Managed by the Portfolio Managers

Other Accounts Managed by Portfolio Managers at October 31, 2013 (unless otherwise indicated):

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Michael Kushma*	2	$172.5 million	15	$4.8 billion	27	(1)	$12.9 billion(1)
Neil Stone*	8	$1.5 billion	1	$486.6 million	62	(2)	$14.2 billion(2)

*  As of January 31, 2014.

(1)  Of these other accounts, 7 accounts with a total of approximately $2.1 billion in assets had performance-based fees.

(2)  Of these other accounts, two accounts with a total of approximately $509.6 million in assets had performance-based fees.

***

The section of the Statement of Additional Information entitled "V. Investment Advisory and Other Services—G. Fund Management—Securities Ownership of Portfolio Managers" is hereby deleted and replaced with the following:

As of October 31, 2013 (unless otherwise noted), the dollar range of securities beneficially owned (or held notionally through IMAP) by each portfolio manager in the Fund is shown below.

Michael Kushma	$100,001-$500,000*
Neil Stone	$50,001-$100,000*

*  As of March 15, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.